Schedule of Investments (unaudited)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
AAR Corp.(a)	15,351	$ 957,902
Moog, Inc., Class A	3,779	547,124
V2X, Inc.(a)	214	9,938
		1,514,964
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A(a)	9,124	838,861
Automobile Components — 2.2%
Adient PLC(a)	69,986	2,544,691
Cooper-Standard Holdings, Inc.(a)	3,400	66,436
Dana, Inc.	123,099	1,798,476
Gentherm, Inc.(a)	20,671	1,082,334
Modine Manufacturing Co.(a)(b)	17,780	1,061,466
Patrick Industries, Inc.	10,333	1,036,916
Standard Motor Products, Inc.	13,574	540,381
Visteon Corp.(a)	31,743	3,964,701
		12,095,401
Banks — 0.5%
Capital City Bank Group, Inc.	384	11,301
Coastal Financial Corp.(a)	369	16,387
Enterprise Bancorp, Inc.	972	31,357
Enterprise Financial Services Corp.	9,918	442,839
FB Financial Corp.	4,565	181,915
Hancock Whitney Corp.	6,333	307,720
Heartland Financial U.S.A., Inc.	12,272	461,550
HomeTrust Bancshares, Inc.	17,741	477,588
Independent Bank Corp.	5,117	133,144
Lakeland Bancorp, Inc.	15,928	235,575
Live Oak Bancshares, Inc.	713	32,442
OceanFirst Financial Corp.	14,455	250,939
Premier Financial Corp.	3,943	95,026
Southern First Bancshares, Inc.(a)(b)	1,286	47,711
UMB Financial Corp.	1,383	115,550
Western New England Bancorp, Inc.	1,668	15,012
		2,856,056
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	1,150	1,067,660
MGP Ingredients, Inc.(b)	8,177	805,598
National Beverage Corp.(a)	44,980	2,236,406
Primo Water Corp.	86,580	1,303,029
Vita Coco Co., Inc. (The)(a)	145	3,719
		5,416,412
Biotechnology — 11.0%
4D Molecular Therapeutics, Inc.(a)(b)	1,190	24,109
ACADIA Pharmaceuticals, Inc.(a)	75,327	2,358,488
Affimed NV(a)	127,104	79,440
Alector, Inc.(a)	118,760	947,705
Alkermes PLC(a)	89,429	2,480,760
Alpine Immune Sciences, Inc.(a)	43	820
Amicus Therapeutics, Inc.(a)	112,131	1,591,139
Anika Therapeutics, Inc.(a)	20,490	464,303
Arcellx, Inc.(a)	7,392	410,256
Arcturus Therapeutics Holdings, Inc.(a)	8,681	273,712
Arcus Biosciences, Inc.(a)	36,475	696,673
Arrowhead Pharmaceuticals, Inc.(a)	30,588	935,993
Aurinia Pharmaceuticals, Inc.(a)	7,877	70,814
Beam Therapeutics, Inc.(a)	27,707	754,185
BioCryst Pharmaceuticals, Inc.(a)	189,377	1,134,368
Blueprint Medicines Corp.(a)	39,059	3,602,802
Bridgebio Pharma, Inc.(a)	21,956	886,364
Security	Shares	Value
Biotechnology (continued)
C4 Therapeutics, Inc.(a)	25,453	$ 143,809
CareDx, Inc.(a)	48,540	582,480
Catalyst Pharmaceuticals, Inc.(a)	29,377	493,827
Cerevel Therapeutics Holdings, Inc.(a)	18,549	786,478
Chinook Therapeutics, Inc., CVR(a)(c)	7,311	3,217
Coherus Biosciences, Inc.(a)(b)	152,250	506,993
Cytokinetics, Inc.(a)(b)	32,310	2,697,562
Day One Biopharmaceuticals, Inc.(a)	1,079	15,753
Deciphera Pharmaceuticals, Inc.(a)	48,248	778,240
Denali Therapeutics, Inc.(a)	96,200	2,064,452
Design Therapeutics, Inc.(a)	857	2,271
Dynavax Technologies Corp.(a)(b)	115,596	1,616,032
Emergent BioSolutions, Inc.(a)	271,693	652,063
Enanta Pharmaceuticals, Inc.(a)	4,563	42,938
Erasca, Inc.(a)	3,303	7,035
Fate Therapeutics, Inc.(a)	166,118	621,281
Halozyme Therapeutics, Inc.(a)	71,279	2,634,472
Ideaya Biosciences, Inc.(a)	24,146	859,115
ImmunoGen, Inc.(a)	46,499	1,378,695
Immunovant, Inc.(a)	11,030	464,694
Insmed, Inc.(a)	43,492	1,347,817
Intellia Therapeutics, Inc.(a)	37,337	1,138,405
Ironwood Pharmaceuticals, Inc., Class A(a)	108,854	1,245,290
iTeos Therapeutics, Inc.(a)	92,766	1,015,788
Janux Therapeutics, Inc.(a)	5,892	63,221
Karyopharm Therapeutics, Inc.(a)	122,344	105,828
Korro Bio, Inc.(a)	51	2,444
Kronos Bio, Inc.(a)	17,065	21,331
Krystal Biotech, Inc.(a)	5,328	660,992
Kura Oncology, Inc.(a)	69,666	1,001,797
Kymera Therapeutics, Inc.(a)	17,285	440,076
MacroGenics, Inc.(a)	8,358	80,404
Madrigal Pharmaceuticals, Inc.(a)	4,271	988,224
MeiraGTx Holdings PLC(a)	17,088	119,958
MiMedx Group, Inc.(a)	31,764	278,570
NextCure, Inc.(a)	40,982	46,720
Nurix Therapeutics, Inc.(a)	12,990	134,057
Nuvalent, Inc., Class A(a)	4,414	324,826
Organogenesis Holdings, Inc., Class A(a)	193	789
Poseida Therapeutics, Inc.(a)	22,446	75,419
Prelude Therapeutics, Inc.(a)	4,712	20,120
Prothena Corp. PLC(a)	30,623	1,112,840
PTC Therapeutics, Inc.(a)	58,248	1,605,315
Puma Biotechnology, Inc.(a)(b)	43,279	187,398
REGENXBIO, Inc.(a)	36,644	657,760
Relay Therapeutics, Inc.(a)(b)	93,257	1,026,760
Replimune Group, Inc.(a)	11,421	96,279
REVOLUTION Medicines, Inc.(a)	48,012	1,376,984
Rhythm Pharmaceuticals, Inc.(a)	11,345	521,530
Rigel Pharmaceuticals, Inc.(a)	261,229	378,782
Rocket Pharmaceuticals, Inc.(a)	5,560	166,633
Sage Therapeutics, Inc.(a)(b)	14,880	322,450
SpringWorks Therapeutics, Inc.(a)	17,062	622,763
Sutro Biopharma, Inc.(a)	52,266	224,221
Syndax Pharmaceuticals, Inc.(a)	72,453	1,565,709
TG Therapeutics, Inc.(a)	49,975	853,573
Travere Therapeutics, Inc.(a)	110,934	997,297
Twist Bioscience Corp.(a)	24,310	896,067
Vanda Pharmaceuticals, Inc.(a)	152,915	645,301
Vaxcyte, Inc.(a)	33,345	2,094,066
Veracyte, Inc.(a)	27,774	764,063
Vericel Corp.(a)	19,937	709,957

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Viking Therapeutics, Inc.(a)	14,422	$ 268,393
Vir Biotechnology, Inc.(a)	52,403	527,174
Voyager Therapeutics, Inc.(a)	1,539	12,989
Xencor, Inc.(a)	62,096	1,318,298
		61,128,016
Broadline Retail — 0.2%
Dillard’s, Inc., Class A	3,331	1,344,558
Building Products — 2.5%
American Woodmark Corp.(a)(b)	11,033	1,024,414
Apogee Enterprises, Inc.	21,394	1,142,654
Builders FirstSource, Inc.(a)(b)	796	132,884
Caesarstone Ltd.(a)	1,695	6,339
Gibraltar Industries, Inc.(a)	38,027	3,003,373
Janus International Group, Inc.(a)	128,889	1,682,002
JELD-WEN Holding, Inc.(a)(b)	39,657	748,724
Masonite International Corp.(a)	3,396	287,505
PGT Innovations, Inc.(a)	6,902	280,911
Simpson Manufacturing Co., Inc.	1,163	230,251
UFP Industries, Inc.	43,118	5,413,465
		13,952,522
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	36,389	1,607,666
AssetMark Financial Holdings, Inc.(a)	598	17,910
Brightsphere Investment Group, Inc.	2,931	56,158
Cohen & Steers, Inc.	253	19,160
Federated Hermes, Inc., Class B	5,678	192,257
GCM Grosvenor, Inc., Class A	9,571	85,756
Hamilton Lane, Inc., Class A	14,247	1,616,180
Houlihan Lokey, Inc., Class A	17,327	2,077,680
Patria Investments Ltd., Class A	28,487	441,833
PJT Partners, Inc., Class A	15,887	1,618,409
		7,733,009
Chemicals — 1.2%
Cabot Corp.	21,266	1,775,711
Hawkins, Inc.	1,073	75,561
Ingevity Corp.(a)	11,589	547,232
Innospec, Inc.	1,733	213,575
Koppers Holdings, Inc.	117	5,993
Minerals Technologies, Inc.	18,865	1,345,263
Quaker Chemical Corp.	13,381	2,855,773
Rayonier Advanced Materials, Inc.(a)	7,337	29,715
		6,848,823
Commercial Services & Supplies — 0.3%
BrightView Holdings, Inc.(a)	292	2,458
Cimpress PLC(a)	13	1,041
Civeo Corp.	299	6,832
Healthcare Services Group, Inc.(a)	112,383	1,165,412
Li-Cycle Holdings Corp.(a)(b)	266,929	156,100
Steelcase, Inc., Class A	32,031	433,059
Viad Corp.(a)	1,080	39,096
		1,803,998
Communications Equipment — 0.8%
Calix, Inc.(a)(b)	48,984	2,140,111
Extreme Networks, Inc.(a)	43,511	767,534
Infinera Corp.(a)	2,041	9,695
NETGEAR, Inc.(a)	91,029	1,327,203
Viavi Solutions, Inc.(a)	30,552	307,658
		4,552,201
Security	Shares	Value
Construction & Engineering — 3.7%
Argan, Inc.	3,731	$ 174,573
Comfort Systems U.S.A., Inc.	18,924	3,892,099
Construction Partners, Inc., Class A(a)	40,115	1,745,805
Dycom Industries, Inc.(a)	13,297	1,530,352
EMCOR Group, Inc.	13,185	2,840,445
Fluor Corp.(a)	121,189	4,746,973
Matrix Service Co.(a)	1,152	11,267
MYR Group, Inc.(a)	21,015	3,039,399
Primoris Services Corp.	40,415	1,342,182
Sterling Infrastructure, Inc.(a)	13,411	1,179,229
		20,502,324
Construction Materials — 0.2%
Summit Materials, Inc., Class A(a)	28,740	1,105,340
Consumer Finance — 1.3%
Enova International, Inc.(a)	32,807	1,816,195
EZCORP, Inc., Class A, NVS(a)	150,271	1,313,369
FirstCash Holdings, Inc.	14,902	1,615,228
LendingTree, Inc.(a)	14,023	425,177
Nelnet, Inc., Class A	866	76,399
PROG Holdings, Inc.(a)	30,817	952,553
Regional Management Corp.	21,907	549,428
Upstart Holdings, Inc.(a)(b)	15,707	641,788
		7,390,137
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The)	1,674	96,322
PriceSmart, Inc.	11,601	879,124
SpartanNash Co.	92	2,111
Sprouts Farmers Market, Inc.(a)	31,056	1,494,104
		2,471,661
Diversified Consumer Services — 2.5%
Chegg, Inc.(a)	44,751	508,371
Coursera, Inc.(a)	54,930	1,063,994
Duolingo, Inc., Class A(a)	14,163	3,212,877
Frontdoor, Inc.(a)	117,085	4,123,734
Laureate Education, Inc., Class A	251,507	3,448,161
Rover Group, Inc., Class A(a)	26,594	289,343
Stride, Inc.(a)	23,220	1,378,571
		14,025,051
Diversified REITs — 0.2%
American Assets Trust, Inc.	42,369	953,726
Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A(a)	19,290	279,126
Cogent Communications Holdings, Inc.	10,378	789,351
EchoStar Corp., Class A(a)	7,085	117,398
Globalstar, Inc.(a)	11,906	23,098
Ooma, Inc.(a)	130,274	1,397,840
		2,606,813
Electric Utilities — 0.1%
ALLETE, Inc.	9,346	571,601
MGE Energy, Inc.	226	16,342
PNM Resources, Inc.	2,085	86,736
		674,679
Electrical Equipment — 2.7%
Allient, Inc.	15,595	471,125
Atkore, Inc.(a)(b)	39,726	6,356,160
Encore Wire Corp.	10,106	2,158,642
EnerSys	45,021	4,545,320
NEXTracker, Inc., Class A(a)	1,059	49,614

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Shoals Technologies Group, Inc., Class A(a)	62,830	$ 976,378
Vicor Corp.(a)	5,724	257,237
		14,814,476
Electronic Equipment, Instruments & Components — 4.3%
Badger Meter, Inc.	9,855	1,521,316
ePlus, Inc.(a)	19,251	1,537,000
Fabrinet(a)	22,925	4,363,315
Insight Enterprises, Inc.(a)	20,632	3,655,784
Itron, Inc.(a)	38,677	2,920,500
Kimball Electronics, Inc.(a)	40,936	1,103,225
OSI Systems, Inc.(a)	8,038	1,037,304
PC Connection, Inc.	24,110	1,620,433
Plexus Corp.(a)	17,690	1,912,820
Rogers Corp.(a)	3,467	457,887
Sanmina Corp.(a)	68,497	3,518,691
TTM Technologies, Inc.(a)	31,015	490,347
		24,138,622
Energy Equipment & Services — 1.0%
Borr Drilling Ltd.(a)(b)	36,911	271,665
Cactus, Inc., Class A	15,022	681,999
Helix Energy Solutions Group, Inc.(a)	119,201	1,225,386
Helmerich & Payne, Inc.	36,711	1,329,673
Kodiak Gas Services, Inc.	1	20
Oceaneering International, Inc.(a)	14,510	308,773
ProPetro Holding Corp.(a)	64,664	541,884
RPC, Inc.	96,501	702,527
U.S. Silica Holdings, Inc.(a)	58,598	662,743
		5,724,670
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	38,911	548,256
IMAX Corp.(a)	13,075	196,387
Lions Gate Entertainment Corp., Class A(a)	20,185	220,017
Lions Gate Entertainment Corp., Class B, NVS(a)	25,465	259,488
Madison Square Garden Entertainment Corp.(a)	257	8,170
Playstudios, Inc., Class A(a)	2,919	7,910
		1,240,228
Financial Services — 1.4%
I3 Verticals, Inc., Class A(a)	472	9,992
International Money Express, Inc.(a)	2,986	65,961
Pagseguro Digital Ltd., Class A(a)	277,342	3,458,455
Remitly Global, Inc.(a)	13,662	265,316
StoneCo Ltd., Class A(a)	211,716	3,817,239
		7,616,963
Food Products — 1.0%
Cal-Maine Foods, Inc.	5,131	294,468
Fresh Del Monte Produce, Inc.	362	9,503
Lancaster Colony Corp.	15,630	2,600,676
Sovos Brands, Inc.(a)	17,915	394,667
SunOpta, Inc.(a)	138,556	757,901
Vital Farms, Inc.(a)	111,095	1,743,081
		5,800,296
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A	30,042	1,059,882
New Jersey Resources Corp.	23,335	1,040,274
		2,100,156
Health Care Equipment & Supplies — 3.9%
Accuray, Inc.(a)(b)	85,110	240,861
AngioDynamics, Inc.(a)	110,838	868,970
Artivion, Inc.(a)	2,406	43,019
Security	Shares	Value
Health Care Equipment & Supplies (continued)
AtriCure, Inc.(a)	25,575	$ 912,772
Atrion Corp.	476	180,304
Axogen, Inc.(a)	41,424	282,926
Axonics, Inc.(a)(b)	20,148	1,253,810
Cerus Corp.(a)	145,061	313,332
Glaukos Corp.(a)	14,889	1,183,527
Haemonetics Corp.(a)	14,091	1,204,921
Inari Medical, Inc.(a)	22,351	1,451,027
Inmode Ltd.(a)	54,435	1,210,634
Inogen, Inc.(a)	29,538	162,164
Inspire Medical Systems, Inc.(a)	695	141,384
iRadimed Corp.	23,258	1,104,057
iRhythm Technologies, Inc.(a)	9,531	1,020,198
Lantheus Holdings, Inc.(a)	27,077	1,678,774
LeMaitre Vascular, Inc.	13,800	783,288
LivaNova PLC(a)	11,451	592,475
Merit Medical Systems, Inc.(a)	49,560	3,764,578
Nevro Corp.(a)	3,304	71,102
Omnicell, Inc.(a)	16,885	635,383
Orthofix Medical, Inc.(a)	40	539
Pulmonx Corp.(a)	1,861	23,728
RxSight, Inc.(a)	2,807	113,178
SI-BONE, Inc.(a)	41,266	866,173
STAAR Surgical Co.(a)	36,454	1,137,729
Tactile Systems Technology, Inc.(a)	16,577	237,051
Treace Medical Concepts, Inc.(a)	136	1,734
		21,479,638
Health Care Providers & Services — 4.4%
23andMe Holding Co., Class A(a)	138	126
Accolade, Inc.(a)(b)	34,211	410,874
Addus HomeCare Corp.(a)	22	2,043
Alignment Healthcare, Inc.(a)	64,357	554,114
AMN Healthcare Services, Inc.(a)(b)	18,015	1,348,963
Castle Biosciences, Inc.(a)	1,764	38,067
CorVel Corp.(a)	7,395	1,828,118
Cross Country Healthcare, Inc.(a)	7,552	170,977
Ensign Group, Inc. (The)	40,937	4,593,541
Guardant Health, Inc.(a)	63,599	1,720,353
HealthEquity, Inc.(a)(b)	32,872	2,179,414
Hims & Hers Health, Inc., Class A(a)	86,935	773,721
Joint Corp. (The)(a)	13,500	129,735
Option Care Health, Inc.(a)	63,212	2,129,612
Owens & Minor, Inc.(a)	884	17,035
PetIQ, Inc., Class A(a)	34,872	688,722
Privia Health Group, Inc.(a)(b)	60,006	1,381,938
Progyny, Inc.(a)(b)	123,118	4,577,527
Quipt Home Medical Corp.(a)	4,474	22,773
R1 RCM, Inc.(a)	19,527	206,400
RadNet, Inc.(a)	11,006	382,679
Select Medical Holdings Corp.	8,714	204,779
Surgery Partners, Inc.(a)	20,501	655,827
Viemed Healthcare, Inc.(a)	32,534	255,392
		24,272,730
Health Care Technology — 0.7%
Evolent Health, Inc., Class A(a)	29,163	963,254
Health Catalyst, Inc.(a)	40,474	374,789
HealthStream, Inc.	17,607	475,917
Phreesia, Inc.(a)	49,135	1,137,475
Schrodinger, Inc.(a)(b)	20,860	746,788
Sharecare, Inc., Class A(a)	1,372	1,482
		3,699,705

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs — 0.4%
RLJ Lodging Trust	159,265	$ 1,866,586
Summit Hotel Properties, Inc.	22,766	152,987
		2,019,573
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc., Class A(a)	48,675	499,892
Brinker International, Inc.(a)	11,520	497,434
Chuy’s Holdings, Inc.(a)	35,878	1,371,616
Everi Holdings, Inc.(a)	113,670	1,281,061
Hilton Grand Vacations, Inc.(a)	3,082	123,835
Light & Wonder, Inc., Class A(a)	8,350	685,618
Monarch Casino & Resort, Inc.	4,098	283,377
PlayAGS, Inc.(a)	23,847	201,030
Shake Shack, Inc., Class A(a)(b)	37,090	2,749,111
Super Group SGHC Ltd.(a)	77,790	246,594
Wingstop, Inc.	5,544	1,422,479
		9,362,047
Household Durables — 1.5%
Century Communities, Inc.	23,510	2,142,701
Installed Building Products, Inc.	16,229	2,966,986
KB Home	14,659	915,601
LGI Homes, Inc.(a)	1,563	208,129
MDC Holdings, Inc.	13,118	724,769
Sonos, Inc.(a)	17,764	304,475
Tri Pointe Homes, Inc.(a)	9,217	326,282
Vizio Holding Corp., Class A(a)	76,938	592,423
		8,181,366
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	6,930	305,197
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class A	21,497	549,893
Insurance — 1.3%
Crawford & Co., Class A, NVS	22,556	297,288
eHealth, Inc.(a)	18,262	159,245
Goosehead Insurance, Inc., Class A(a)	457	34,640
Investors Title Co.	1	162
Kinsale Capital Group, Inc.(b)	3,193	1,069,368
Mercury General Corp.	19,344	721,725
NI Holdings, Inc.(a)	1,484	19,277
Oscar Health, Inc., Class A(a)	116,472	1,065,719
Palomar Holdings, Inc.(a)	17,170	952,935
Selective Insurance Group, Inc.	24,689	2,456,062
Selectquote, Inc.(a)	6,954	9,527
Tiptree, Inc.	8,379	158,866
Trupanion, Inc.(a)	11,432	348,790
		7,293,604
Interactive Media & Services — 2.1%
Bumble, Inc., Class A(a)	20,995	309,466
Cargurus, Inc., Class A(a)	94,764	2,289,498
Cars.com, Inc.(a)	28,415	539,033
DHI Group, Inc.(a)	24,304	62,947
Eventbrite, Inc., Class A(a)	3,657	30,573
MediaAlpha, Inc., Class A(a)	23	256
QuinStreet, Inc.(a)(b)	54,400	697,408
Shutterstock, Inc.	29,031	1,401,617
TrueCar, Inc.(a)	4,288	14,836
Vimeo, Inc.(a)(b)	69,141	271,033
Yelp, Inc.(a)	90,584	4,288,247
ZipRecruiter, Inc., Class A(a)	149,721	2,081,122
		11,986,036
Security	Shares	Value
IT Services — 0.8%
Backblaze, Inc., Class A(a)	9,133	$ 69,319
Brightcove, Inc.(a)	93,107	241,147
Cyxtera Technologies, Inc., Class A(a)	301	—
DigitalOcean Holdings, Inc.(a)	19,446	713,474
Fastly, Inc., Class A(a)	77,385	1,377,453
Grid Dynamics Holdings, Inc., Class A(a)	14,008	186,727
Hackett Group, Inc. (The)	15,352	349,565
Information Services Group, Inc.	32,253	151,912
Squarespace, Inc., Class A(a)	23,946	790,457
Unisys Corp.(a)(b)	88,447	497,072
		4,377,126
Leisure Products — 0.0%
Acushnet Holdings Corp.	93	5,875
Life Sciences Tools & Services — 0.6%
AbCellera Biologics, Inc.(a)	21,208	121,098
Codexis, Inc.(a)	181,994	555,082
Medpace Holdings, Inc.(a)	1,872	573,824
Pacific Biosciences of California, Inc.(a)(b)	160,536	1,574,858
Personalis, Inc.(a)	128,407	269,655
Quanterix Corp.(a)	32	875
Seer, Inc., Class A(a)	139,315	270,271
SomaLogic, Inc., Class A(a)	40,910	103,502
		3,469,165
Machinery — 3.5%
Alamo Group, Inc.	5,605	1,178,115
Blue Bird Corp.(a)	582	15,691
Federal Signal Corp.	11,071	849,588
Franklin Electric Co., Inc.	15,677	1,515,182
Kadant, Inc.	5,831	1,634,488
Kennametal, Inc.	90,577	2,335,981
Manitowoc Co., Inc. (The)(a)	55,565	927,380
Mueller Industries, Inc.	60,706	2,862,288
REV Group, Inc.	1,482	26,928
Shyft Group, Inc. (The)	1,507	18,415
Tennant Co.	17,398	1,612,621
Terex Corp.	57,371	3,296,538
Watts Water Technologies, Inc., Class A	10,983	2,288,198
Xylem, Inc.	7,581	866,963
		19,428,376
Marine Transportation — 0.1%
Matson, Inc.	4,744	519,942
Media — 0.4%
EW Scripps Co. (The), Class A, NVS(a)	35,756	285,690
Integral Ad Science Holding Corp.(a)	5,827	83,851
TechTarget, Inc.(a)	4,222	147,179
Thryv Holdings, Inc.(a)	78,158	1,590,515
		2,107,235
Metals & Mining — 1.5%
Caledonia Mining Corp. PLC	275	3,355
Century Aluminum Co.(a)	73,635	893,929
Coeur Mining, Inc.(a)(b)	151,182	492,853
Compass Minerals International, Inc.	11,901	301,333
i-80 Gold Corp.(a)	218,295	384,199
Kaiser Aluminum Corp.	7,212	513,422
Materion Corp.	16,176	2,104,983
NioCorp Developments Ltd.(a)	44,137	140,797
Novagold Resources, Inc.(a)	253,499	948,086
Olympic Steel, Inc.	15,663	1,044,722
Perpetua Resources Corp.(a)	12,708	40,285
Ryerson Holding Corp.	17,995	624,067

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	20,887	$ 629,952
Tredegar Corp.	1,835	9,928
		8,131,911
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc.	361	2,144
Office REITs — 0.1%
Brandywine Realty Trust	24,312	131,285
Equity Commonwealth	26,032	499,814
Office Properties Income Trust	20,115	147,242
		778,341
Oil, Gas & Consumable Fuels — 2.9%
Ardmore Shipping Corp.	8	113
CVR Energy, Inc.	55,289	1,675,257
Delek U.S. Holdings, Inc.	46,010	1,187,058
DHT Holdings, Inc.	4	39
Encore Energy Corp.(a)	13,264	52,127
Energy Fuels, Inc.(a)(b)	25,436	182,885
Magnolia Oil & Gas Corp., Class A	267,811	5,701,696
Matador Resources Co.	16,978	965,369
Murphy Oil Corp.	23,639	1,008,440
Par Pacific Holdings, Inc.(a)	30,815	1,120,742
PBF Energy, Inc., Class A	45,926	2,018,907
REX American Resources Corp.(a)	18,647	882,003
SM Energy Co.	9,230	357,386
World Kinect Corp.	44,298	1,009,108
		16,161,130
Passenger Airlines — 0.3%
Hawaiian Holdings, Inc.(a)	53,757	763,349
JetBlue Airways Corp.(a)	185,714	1,030,713
		1,794,062
Personal Care Products — 1.2%
BellRing Brands, Inc.(a)	70,361	3,900,110
elf Beauty, Inc.(a)	17,464	2,520,754
Inter Parfums, Inc.	2,023	291,332
USANA Health Sciences, Inc.(a)	1,486	79,650
		6,791,846
Pharmaceuticals — 3.2%
Amylyx Pharmaceuticals, Inc.(a)	5,285	77,795
ANI Pharmaceuticals, Inc.(a)	5,835	321,742
Arvinas, Inc.(a)	41,875	1,723,575
Atea Pharmaceuticals, Inc.(a)	225,568	687,982
Axsome Therapeutics, Inc.(a)	9,003	716,549
Collegium Pharmaceutical, Inc.(a)(b)	16,895	520,028
Corcept Therapeutics, Inc.(a)(b)	140,561	4,565,421
Harmony Biosciences Holdings, Inc.(a)(b)	28,321	914,768
Intra-Cellular Therapies, Inc.(a)	36,113	2,586,413
Mind Medicine MindMed, Inc.(a)	2,537	9,286
Nuvation Bio, Inc., Class A(a)	171,597	259,112
Pacira BioSciences, Inc.(a)	37,953	1,280,534
Pliant Therapeutics, Inc.(a)	4,642	84,067
Prestige Consumer Healthcare, Inc.(a)(b)	20,022	1,225,747
Scilex Holding Co. (Acquired 05/03/22 - 01/09/23, cost $349,038), NVS(a)(b)(d)	29,374	58,375
Supernus Pharmaceuticals, Inc.(a)(b)	85,354	2,470,145
Xeris Biopharma Holdings, Inc.(a)	59,644	140,163
		17,641,702
Professional Services — 3.6%
EVERTEC, Inc.	12,484	511,095
ExlService Holdings, Inc.(a)	108,616	3,350,804
Security	Shares	Value
Professional Services (continued)
Exponent, Inc.	14,324	$ 1,261,085
Franklin Covey Co.(a)	4,251	185,046
Huron Consulting Group, Inc.(a)	24,840	2,553,552
Insperity, Inc.	52,533	6,157,918
Kforce, Inc.	5,040	340,502
Maximus, Inc.	32,000	2,683,520
Parsons Corp.(a)(b)	12,757	799,992
TriNet Group, Inc.(a)	13,410	1,594,851
Upwork, Inc.(a)	44,397	660,183
		20,098,548
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.(a)	55,524	450,300
Compass, Inc., Class A(a)	15,520	58,355
eXp World Holdings, Inc.	40,825	633,604
Forestar Group, Inc.(a)	1,373	45,405
Opendoor Technologies, Inc.(a)	51,171	229,246
Redfin Corp.(a)	61,870	638,499
RMR Group, Inc. (The), Class A	6	169
St. Joe Co. (The)	17,333	1,043,100
		3,098,678
Residential REITs — 0.1%
NexPoint Residential Trust, Inc.	13,115	451,549
Semiconductors & Semiconductor Equipment — 3.8%
Alpha & Omega Semiconductor Ltd.(a)	2,228	58,062
Ambarella, Inc.(a)	2,804	171,857
Amkor Technology, Inc.	41,050	1,365,733
Axcelis Technologies, Inc.(a)(b)	39,594	5,134,946
Credo Technology Group Holding Ltd.(a)	9,399	182,999
Diodes, Inc.(a)	20,212	1,627,470
FormFactor, Inc.(a)	2,033	84,796
Kulicke & Soffa Industries, Inc.	25,454	1,392,843
Maxeon Solar Technologies Ltd.(a)	6,968	49,961
MaxLinear, Inc.(a)	105,602	2,510,160
Onto Innovation, Inc.(a)	6,355	971,680
Photronics, Inc.(a)	3,183	99,851
Power Integrations, Inc.	34,267	2,813,663
Rambus, Inc.(a)	38,506	2,628,034
Silicon Laboratories, Inc.(a)	12,351	1,633,667
SiTime Corp.(a)	3,253	397,126
Synaptics, Inc.(a)	3	342
		21,123,190
Software — 10.7%
8x8, Inc.(a)	179,863	679,882
ACI Worldwide, Inc.(a)(b)	53,496	1,636,978
Agilysys, Inc.(a)	7,725	655,234
Alarm.com Holdings, Inc.(a)	40,418	2,611,811
Alkami Technology, Inc.(a)	8,851	214,637
Amplitude, Inc., Class A(a)	7,476	95,095
Appfolio, Inc., Class A(a)	13,884	2,405,264
Appian Corp., Class A(a)	1,502	56,565
Asana, Inc., Class A(a)	61,099	1,161,492
Bit Digital, Inc.(a)(b)	103,875	439,391
Blackbaud, Inc.(a)	7,776	674,179
BlackLine, Inc.(a)	49,265	3,076,107
Box, Inc., Class A(a)	87,003	2,228,147
Braze, Inc., Class A(a)	15,109	802,741
C3.ai, Inc., Class A(a)(b)	6,811	195,544
Clear Secure, Inc., Class A	15,761	325,465
CommVault Systems, Inc.(a)	45,133	3,603,870
Domo, Inc., Class B(a)	14,172	145,830
eGain Corp.(a)	5,397	44,957

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
EngageSmart, Inc.(a)	21,979	$ 503,319
Everbridge, Inc.(a)	18,241	443,439
Expensify, Inc., Class A(a)	31,931	78,870
Freshworks, Inc., Class A(a)	82,955	1,948,613
Intapp, Inc.(a)	24,830	944,037
Jamf Holding Corp.(a)	73	1,318
Klaviyo, Inc., Class A(a)	4,420	122,788
LivePerson, Inc.(a)	104,063	394,399
LiveRamp Holdings, Inc.(a)	4,671	176,937
Marathon Digital Holdings, Inc.(a)	60,276	1,415,883
MicroStrategy, Inc., Class A(a)	3,226	2,037,606
Model N, Inc.(a)	70,774	1,905,944
N-able, Inc.(a)	29,607	392,293
Olo, Inc., Class A(a)	2,866	16,394
PROS Holdings, Inc.(a)	6,280	243,601
Q2 Holdings, Inc.(a)	83,984	3,645,745
Qualys, Inc.(a)	32,392	6,357,902
Rapid7, Inc.(a)	35,793	2,043,780
SEMrush Holdings, Inc., Class A(a)(b)	90,226	1,232,487
Sprinklr, Inc., Class A(a)	126,158	1,518,942
Sprout Social, Inc., Class A(a)(b)	20,376	1,251,901
SPS Commerce, Inc.(a)	8,139	1,577,664
Telos Corp.(a)	2,040	7,446
Tenable Holdings, Inc.(a)	36,971	1,702,884
Upland Software, Inc.(a)	2,625	11,104
Varonis Systems, Inc.(a)(b)	54,039	2,446,886
Verint Systems, Inc.(a)	39,288	1,061,955
Weave Communications, Inc.(a)	6,950	79,717
Workiva, Inc., Class A(a)	17,896	1,816,981
Yext, Inc.(a)	27,969	164,737
Zeta Global Holdings Corp., Class A(a)	107,339	946,730
Zuora, Inc., Class A(a)	217,896	2,048,222
		59,593,713
Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A(a)(b)	80,294	865,569
Aaron’s Co., Inc. (The)	59,758	650,167
Abercrombie & Fitch Co., Class A(a)(b)	33,848	2,986,071
Academy Sports & Outdoors, Inc.	14,669	968,154
Arko Corp., Class A	22,000	181,500
Beyond, Inc.(a)	4,336	120,064
Boot Barn Holdings, Inc.(a)	112	8,597
CarParts.com, Inc.(a)	182,003	575,130
Carvana Co., Class A(a)(b)	21,085	1,116,240
Citi Trends, Inc.(a)(b)	5,711	161,507
Conn’s, Inc.(a)(b)	50,469	224,082
Duluth Holdings, Inc., Class B(a)	34,202	184,007
Group 1 Automotive, Inc.	7,311	2,227,954
Haverty Furniture Cos., Inc.	5	178
Lands’ End, Inc.(a)	8,105	77,484
Murphy U.S.A., Inc.	5,338	1,903,317
ODP Corp. (The)(a)	23,357	1,314,999
Revolve Group, Inc., Class A(a)	88,669	1,470,132
Stitch Fix, Inc., Class A(a)(b)	163,306	583,002
Upbound Group, Inc.	35,998	1,222,852
Urban Outfitters, Inc.(a)	151	5,389
Warby Parker, Inc., Class A(a)	60,329	850,639
Winmark Corp.	3,382	1,412,154
Zumiez, Inc.(a)	32,950	670,203
		19,779,391
Technology Hardware, Storage & Peripherals — 1.1%
Super Micro Computer, Inc.(a)(b)	22,542	6,407,789
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.(a)	2,486	$ 232,217
Figs, Inc., Class A(a)	106,005	736,735
G-III Apparel Group Ltd.(a)	31,243	1,061,637
Kontoor Brands, Inc.	24,170	1,508,692
Oxford Industries, Inc.	2,930	293,000
		3,832,281
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	21,245	3,668,799
Beacon Roofing Supply, Inc.(a)	6,514	566,848
BlueLinx Holdings, Inc.(a)	6,814	772,094
Boise Cascade Co.	56,040	7,249,334
Global Industrial Co.	16,877	655,503
GMS, Inc.(a)	22,543	1,858,220
H&E Equipment Services, Inc.	21,696	1,135,135
Herc Holdings, Inc.	6,217	925,649
McGrath RentCorp	11,225	1,342,735
NOW, Inc.(a)	2,172	24,587
		18,198,904
Water Utilities — 0.0%
American States Water Co.	76	6,112
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	9,808	179,977
Total Common Stocks — 99.6% (Cost: $463,428,615)		554,378,739
Preferred Securities
Preferred Stocks — 0.6%
Software — 0.6%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	3,260,904
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00% (Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	—
Series 8, 0.00%(a)(c)	192,156	2
		2
Total Preferred Securities — 0.6% (Cost: $2,175,301)		3,260,906
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(c)	18,964	48,149
Flexion Therapeutics, Inc., CVR(a)(c)	33,053	17,188
Prevail Therapeutics, Inc., CVR(a)(c)	10,004	5,002
		70,339
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	18,727
Pharmaceuticals — 0.0%
Albireo Pharma Inc., CVR(a)(c)	7,975	25,839
Total Rights — 0.0% (Cost: $ —)		114,905
Total Long-Term Investments — 100.2% (Cost: $465,603,916)		557,754,550

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(e)(f)	6,128,567	$ 6,128,567
SL Liquidity Series, LLC, Money Market Series, 5.58%(e)(f)(g)	27,415,431	27,423,656
Total Short-Term Securities — 6.0% (Cost: $33,542,200)		33,552,223
Total Investments — 106.2% (Cost: $499,146,116)		591,306,773
Liabilities in Excess of Other Assets — (6.2)%		(34,590,289)
Net Assets — 100.0%		$ 556,716,484
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,319,279, representing 0.6% of its net assets as of period end, and an original cost of $1,349,355.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,598,231	$ 1,530,336(a)	$ —	$ —	$ —	$ 6,128,567	6,128,567	$ 63,231	$ —
SL Liquidity Series, LLC, Money Market Series	19,015,072	8,409,692(a)	—	5,193	(6,301)	27,423,656	27,415,431	20,151(b)	—
				$ 5,193	$ (6,301)	$ 33,552,223		$ 83,382	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	62	03/15/24	$ 6,348	$ 255,507

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 1,514,964	$ —	$ —	$ 1,514,964
Air Freight & Logistics	838,861	—	—	838,861
Automobile Components	12,095,401	—	—	12,095,401
Banks	2,856,056	—	—	2,856,056
Beverages	5,416,412	—	—	5,416,412
Biotechnology	61,124,799	—	3,217	61,128,016
Broadline Retail	1,344,558	—	—	1,344,558
Building Products	13,952,522	—	—	13,952,522
Capital Markets	7,733,009	—	—	7,733,009
Chemicals	6,848,823	—	—	6,848,823
Commercial Services & Supplies	1,803,998	—	—	1,803,998
Communications Equipment	4,552,201	—	—	4,552,201
Construction & Engineering	20,502,324	—	—	20,502,324
Construction Materials	1,105,340	—	—	1,105,340
Consumer Finance	7,390,137	—	—	7,390,137
Consumer Staples Distribution & Retail	2,471,661	—	—	2,471,661
Diversified Consumer Services	14,025,051	—	—	14,025,051
Diversified REITs	953,726	—	—	953,726
Diversified Telecommunication Services	2,606,813	—	—	2,606,813
Electric Utilities	674,679	—	—	674,679
Electrical Equipment	14,814,476	—	—	14,814,476
Electronic Equipment, Instruments & Components	24,138,622	—	—	24,138,622
Energy Equipment & Services	5,724,670	—	—	5,724,670
Entertainment	1,240,228	—	—	1,240,228
Financial Services	7,616,963	—	—	7,616,963
Food Products	5,800,296	—	—	5,800,296
Gas Utilities	2,100,156	—	—	2,100,156
Health Care Equipment & Supplies	21,479,638	—	—	21,479,638
Health Care Providers & Services	24,272,730	—	—	24,272,730
Health Care Technology	3,699,705	—	—	3,699,705
Hotel & Resort REITs	2,019,573	—	—	2,019,573

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ 9,362,047	$ —	$ —	$ 9,362,047
Household Durables	8,181,366	—	—	8,181,366
Household Products	305,197	—	—	305,197
Independent Power and Renewable Electricity Producers	549,893	—	—	549,893
Insurance	7,293,604	—	—	7,293,604
Interactive Media & Services	11,986,036	—	—	11,986,036
IT Services	4,377,126	—	—	4,377,126
Leisure Products	5,875	—	—	5,875
Life Sciences Tools & Services	3,469,165	—	—	3,469,165
Machinery	19,428,376	—	—	19,428,376
Marine Transportation	519,942	—	—	519,942
Media	2,107,235	—	—	2,107,235
Metals & Mining	8,131,911	—	—	8,131,911
Mortgage Real Estate Investment Trusts (REITs)	2,144	—	—	2,144
Office REITs	778,341	—	—	778,341
Oil, Gas & Consumable Fuels	16,161,130	—	—	16,161,130
Passenger Airlines	1,794,062	—	—	1,794,062
Personal Care Products	6,791,846	—	—	6,791,846
Pharmaceuticals	17,583,327	58,375	—	17,641,702
Professional Services	20,098,548	—	—	20,098,548
Real Estate Management & Development	3,098,678	—	—	3,098,678
Residential REITs	451,549	—	—	451,549
Semiconductors & Semiconductor Equipment	21,123,190	—	—	21,123,190
Software	59,593,713	—	—	59,593,713
Specialty Retail	19,779,391	—	—	19,779,391
Technology Hardware, Storage & Peripherals	6,407,789	—	—	6,407,789
Textiles, Apparel & Luxury Goods	3,832,281	—	—	3,832,281
Trading Companies & Distributors	18,198,904	—	—	18,198,904
Water Utilities	6,112	—	—	6,112
Wireless Telecommunication Services	179,977	—	—	179,977
Preferred Securities	—	—	3,260,906	3,260,906
Rights	18,727	—	96,178	114,905
Short-Term Securities
Money Market Funds	6,128,567	—	—	6,128,567
	$ 560,464,441	$ 58,375	$ 3,360,301	563,883,117
Investments valued at NAV(a)				27,423,656
				$ 591,306,773
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 255,507	$ —	$ —	$ 255,507
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares